Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
(12)	Commitments and Contingencies

(a)	Employment Agreements

The Company has employment agreements with certain employees which require the funding of a specified level of payments if certain events, such as a change in control or termination without cause, occur.

(b)	Consulting and Other Business Arrangements

In the course of normal business operations, the Company has agreements with contract service providers to assist in the performance of its research and development and manufacturing activities. The Company can elect to discontinue the work under these agreements at any time. The Company could also enter into additional collaborative research, contract research, manufacturing, and supplier agreements in the future, which may require up-front payments and even long-term commitments of cash.

The Company has entered into a supply agreement with Gnosis Bioresearch srl., or Gnosis, to supply it with the drug substance for dalbavancin in the form of injectable grade powder. Gnosis has agreed to produce a specified percentage of the Company’s worldwide demand for drug substance. Under this agreement, Gnosis is required to manufacture and supply, and the Company is required to purchase specified minimum annual purchase volumes of drug substance at specified prices. The agreement expires on June 12, 2017, subject to automatic renewal for successive two-year periods. The Company currently has purchase commitments of approximately $22.6 million associated with the first three years of the initial five-year term of the agreement. The Company has agreed with Gnosis to define the purchase commitments for the subsequent two years of the initial term by a date specified in the agreement. As of December 31, 2012, the Company has not incurred any amounts under the purchase commitments in this contract. The contracted amounts are estimated to be paid from 2013 through 2016. In addition, Gnosis is responsible for providing validation batches that the Company intends to submit to the FDA in connection with the Company’s NDA. The Company had purchase commitments of approximately $6.0 million to Gnosis for these validation batches, but as of December 31, 2012, the Company has paid approximately $4.6 million of this amount which was recorded in prepaid expenses and other current assets in the consolidated balance sheet. The Company has also entered into an agreement with a potential secondary supplier of drug substance to manufacture registration and validation batches. The purchase commitment under this agreement is approximately $5.2 million. As of December 31, 2012, the Company has not incurred any amounts under this agreement.

The Company has entered into a development and supply agreement with Hospira Worldwide, Inc., or Hospira, for its fill and finish services. Under this agreement, Hospira is required to supply and the Company is required to purchase a specified percentage of its commercial requirements of dalbavancin. The Company is also required to pay Hospira aggregate development fees of approximately $1.7 million based on the occurrence of specified milestone events. Through December 31, 2012, the Company has incurred approximately $1.2 million of this amount, which has been recorded as research and development expense in the consolidated statements of operations. The agreement expires five years after the first commercial sale of dalbavancin, subject to an automatic renewal for an indefinite period.

(c)	Leasing Arrangements

During 2012, the Company entered into a lease for approximately 10,300 square feet of office space in Chicago, Illinois. The Company intends to use the leased premises for corporate and commercial functions. The Company has agreed to pay aggregate rental fees of approximately $1.2 million over the 65 month term. The Company has provided a security deposit in the form of a letter of credit for the benefit of the landlord in the amount of $500,000, which amount will be reduced incrementally over the term of the lease.

Also during 2012, the Company entered into a lease for approximately 17,800 square feet of office space in Branford, Connecticut. The Company intends to use the leased premises for research and development, clinical and regulatory functions. The Company has agreed to pay aggregate rental fees of approximately $1.8 million over the 62 month term. The Company has provided a security deposit in the form of a letter of credit for the benefit of the landlord in the amount of $350,000, which amount will be reduced incrementally over the term of the lease.

The letters of credit outstanding are collateralized with certificates of deposit.

The minimum aggregate future lease commitments required under these agreements are as follows:

Years ending December 31,
2013	$409,464
2014	576,985
2015	601,634
2016	608,709
2017	624,959
After	126,643

Total future minimum payments	$2,948,394

(d)	Contingencies

From time to time, the Company may be involved in various legal actions arising out of the ordinary conduct of business. In the opinion of management, the ultimate disposition of such actions will not materially affect the Company’s consolidated financial position, results of operations or cash flows.